Derivative and Hedging Instruments - Cash Flow Hedges (Details) - Cash flow hedges - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	$ (63)	$ (193)
Change in value of the hedging instrument for ineffectiveness measurement	63	193
Gains (losses) deferred in AOCI on derivatives	63	193
Gains (losses) reclassified from AOCI into Total investment result	127	34
Ineffectiveness recognized in Total investment result	0	0
Interest rate risk | Forecasted liability issuance | Treasury locks
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	0	3
Change in value of the hedging instrument for ineffectiveness measurement	0	(3)
Gains (losses) deferred in AOCI on derivatives	0	(3)
Gains (losses) reclassified from AOCI into Total investment result	0	0
Ineffectiveness recognized in Total investment result	0	0
Foreign exchange risk | Fixed Rate Liabilities [Member] | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	0	(23)
Change in value of the hedging instrument for ineffectiveness measurement	0	23
Gains (losses) deferred in AOCI on derivatives	0	23
Gains (losses) reclassified from AOCI into Total investment result	0	26
Ineffectiveness recognized in Total investment result	0	0
Interest and foreign exchange risk | Floating rate liabilities | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	(8)	32
Change in value of the hedging instrument for ineffectiveness measurement	8	(32)
Gains (losses) deferred in AOCI on derivatives	8	(32)
Gains (losses) reclassified from AOCI into Total investment result	17	(75)
Ineffectiveness recognized in Total investment result	0	0
Equity risk | Stock-based compensation | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	(50)	(145)
Change in value of the hedging instrument for ineffectiveness measurement	50	145
Gains (losses) deferred in AOCI on derivatives	50	145
Gains (losses) reclassified from AOCI into Total investment result	87	66
Ineffectiveness recognized in Total investment result	0	0
CPI risk | Inflation linked insurance liabilities | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	(5)	(60)
Change in value of the hedging instrument for ineffectiveness measurement	5	60
Gains (losses) deferred in AOCI on derivatives	5	60
Gains (losses) reclassified from AOCI into Total investment result	23	17
Ineffectiveness recognized in Total investment result	$ 0	$ 0